Vessels, net (Details) - Vessels - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Vessels scrap rate	$ 300		$ 250
Increase / (decrease) in depreciation expense due to changes in scrap rates		$ (88,000)